JPMorgan U.S. Small Company Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan U.S. Small Company Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 635
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	1,918
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	951
Expense Example, No Redemption, 10 Years	1,936
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	301
Expense Example, No Redemption, 5 Years	529
Expense Example, No Redemption, 10 Years	$ 1,182